Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2022
Loans and Allowance for Loan Losses
Schedule of categories of loans

	2022	2021

	(In thousands)
Commercial loans	$90,548	$90,892
Commercial real estate	270,312	266,777
Residential real estate	94,012	90,132
Installment loans	6,003	6,571
Total gross loans	460,875	454,372
Less allowance for loan losses	(2,052)	(3,673)
Total loans	$458,823	$450,699

Schedule of allowance for loan losses and recorded investment in loans

	2022
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$1,046	$1,235	$1,121	$271	$—	$3,673
(Credit) Provision charged to expense	(842)	141	(303)	49	—	(955)
Losses charged off	(16)	(561)	(2)	(143)	—	(722)
Recoveries	27	—	—	29	—	56
Balance, end of year	$215	$815	$816	$206	$—	$2,052
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$215	$815	$816	$206	$—	$2,052
Loans:
Ending balance: individually evaluated for impairment	$—	$123	$—	$—	$—	$123
Ending balance: collectively evaluated for impairment	$90,548	$270,189	$94,012	$6,003	$—	$460,875

	2021
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$1,397	$1,821	$1,471	$424	$—	$5,113
Provision charged to expense	(276)	(586)	(331)	(62)	—	(1,255)
Losses charged off	(78)	—	(26)	(126)	—	(230)
Recoveries	3	—	7	35	—	45
Balance, end of year	$1,046	$1,235	$1,121	$271	$—	$3,673
Ending balance: individually evaluated for impairment	$—	$230	$—	$—	$—	$230
Ending balance: collectively evaluated for impairment	$1,046	$1,005	$1,121	$271	$—	$3,443
Loans:
Ending balance: individually evaluated for impairment	$—	$3,933	$—	$—	$—	$3,933
Ending balance: collectively evaluated for impairment	$90,892	$262,844	$90,132	$6,571	$—	$450,439

Schedule of portfolio quality indicators

The following table shows the portfolio quality indicators as of December 31, 2022:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$90,548	$262,472	$94,012	$6,003	$453,035
Special Mention	—	4,066	—	—	4,066
Substandard	—	3,774	—	—	3,774
Doubtful	—	—	—	—	—
	$90,548	$270,312	$94,012	$6,003	$460,875

The following table shows the portfolio quality indicators as of December 31, 2021:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$90,892	$254,760	$90,132	$6,571	$442,355
Special Mention	—	4,115	—	—	7,943
Substandard	—	7,902	—	—	4,074
Doubtful	—	—	—	—	—
	$90,892	$266,777	$90,132	$6,571	$454,372

Schedule of loan portfolio aging analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2022:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial	$126	$—	$—	$—	$126	$90,422	$90,548
Commercial real estate	158	—	—	9	167	270,145	270,312
Residential	102	24	—	173	299	93,713	94,012
Installment	15	—	—	—	15	5,988	6,003
Total	$401	$24	$—	$182	$607	$460,268	$460,875

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2021:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial	$63	$—	$—	$—	$63	$90,829	$90,892
Commercial real estate	220	—	—	3,818	4,038	262,739	266,777
Residential	22	—	—	391	413	89,719	90,132
Installment	40	—	—	—	40	6,531	6,571
Total	$345	$—	$—	$4,209	$4,554	$449,818	$454,372

Schedule of impaired loans

The following table presents impaired loans for the year ended December 31, 2022:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

	(In thousands)
Loans without a specific valuation allowance:
Commercial	$—	$—	$—	$27	$1
Commercial real estate	123	123	—	130	11
Real Estate	—	—	—	—	—
Installment	—	—	—	—	—
	$123	$123	$—	$157	$12
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	3,653	40
Real Estate	—	—	—	—	—
	$—	$—	$—	$3,653	$40

Total:
Commercial	$—	$—	$—	$27	$1
Commercial Real Estate	$123	$123	$—	$3,783	$51
Real Estate	$—	$—	$—	$—	$—
Installment	$—	$—	$—	$—	$—

The following table presents impaired loans for the year ended December 31, 2021:

Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

(In thousands)
Loans without a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	128	128	—	128	6
Real Estate	—	—	—	—	—
Installment	—	—	—	—	—
	128	128	—	128	6
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	3,805	3,805	230	3,822	105
Real Estate	—	—	—	—	—
	$3,805	$3,805	$230	$3,822	$105

Total:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate	$3,933	$3,933	$230	$3,950	$111
Real Estate	$—	$—	$—	$—	$—
Installment	$—	$—	$—	$—	$—

Schedule of troubled debt restructurings on financing receivables

Year Ended December 31, 2022
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial	—	$—	$—
Commercial Real Estate	1	$48	$48

Year Ended December 31, 2022
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial	$—	$—	$—	$—
Commercial Real Estate	$1	$1	$—	$1

The Company did not have any loan modifications during 2021.

Year Ended December 31, 2021
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial	—	$—	$—
Commercial Real Estate	—	$—	$—

Year Ended December 31, 2021
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial	$—	$—	$—	$—
Commercial Real Estate	$—	$—	$—	$—